Income Taxes - Schedule of Income Tax Benefit (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
State
Current					$ 8	$ 8
Foreign					69	3
Total income tax expense	$ 34	$ 19	$ 56	$ 58	$ 77	$ 11